Earnings Per Share - Summary of Reconciliation of Adjusted Net Profit Attributable to Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net profit attributable to RELX PLC and RELX NV shareholders	£ 1,659	£ 1,161	£ 1,008
Adjustments (post-tax):
Amortisation of acquired intangible assets	356	364	311
Acquisition-related costs	43	38	27
Net financing charge on defined benefit pension schemes	11	10	16
Disposals and other non-operating items	5	6	(2)
Other deferred tax credits from intangible assets	(93)	(91)	(85)
Exceptional tax credit	(346)
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	£ 1,635	£ 1,488	£ 1,275